                               VARIABLE ACCOUNT C
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 1998



This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policy owners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

[MONARCH LIFE INSURANCE LOGO]

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account C of Monarch Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money Market, Equity-Income, Growth, Asset Manager, High Income, Overseas, and Investment Grade Bond Divisions (constituting Variable Account C of Monarch Life Insurance Company) at December 31, 1998 and 1997 and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998, by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 22, 1999

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS                                                                      COST                   SHARES               MARKET VALUE
                                                                         -----------              ---------             ------------
Investments in Variable
  Insurance Products Fund and Fund II, at Market Value
(Note 2):
  Money Market Portfolio                                                 $ 5,147,566               5,147,566             $ 5,147,566
  Equity-Income Portfolio                                                 14,833,384                 617,630              15,700,144
  Growth Portfolio                                                        22,098,975                 579,079              25,983,278
  Asset Manager Portfolio                                                  4,419,605                 260,534               4,731,291
  High Income Portfolio                                                    2,816,379                 238,264               2,747,189
  Overseas Portfolio                                                       4,677,328                 248,844               4,989,321
  Investment Grade Bond Portfolio                                          1,110,274                  86,028               1,114,923
                                                                         -----------                                     -----------
Total Invested Assets                                                    $55,103,511                                      60,413,712
                                                                         ===========

Pending Trades                                                                                                                 1,647
                                                                                                                         -----------
  Total Assets                                                                                                           60,415,359
                                                                                                                         -----------

LIABILITIES
  Payable to Monarch Life Insurance Company                                                                                   77,193
                                                                                                                         -----------
  Total Liabilities                                                                                                           77,193
                                                                                                                         -----------

  Net Assets                                                                                                             $60,338,166
                                                                                                                         ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS                                                                      COST                   SHARES               MARKET VALUE
                                                                         -----------              ---------             ------------
Investments in Variable
  Insurance Products Fund and Fund II, at Market Value
(Note 2):
  Money Market Portfolio                                                 $ 5,032,950               5,032,950             $ 5,032,950
  Equity-Income Portfolio                                                 14,703,748                 686,770              16,674,783
  Growth Portfolio                                                        16,828,916                 492,977              18,289,435
  Asset Manager Portfolio                                                  3,639,866                 213,501               3,845,155
  High Income Portfolio                                                    3,657,967                 289,742               3,934,697
  Overseas Portfolio                                                       4,737,820                 248,314               4,767,625
  Investment Grade Bond Portfolio                                            984,342                  80,928               1,016,454
                                                                         -----------                                     -----------
Total Invested Assets                                                    $49,585,609                                      53,561,099
                                                                         ===========

Pending Trades                                                                                                                11,460
                                                                                                                         -----------
  Total Assets                                                                                                            53,572,559
                                                                                                                         -----------

LIABILITIES
  Payable to Monarch Life Insurance Company                                                                                   90,762
                                                                                                                         -----------
  Total Liabilities                                                                                                           90,762
                                                                                                                         -----------

  Net Assets                                                                                                             $53,481,797
                                                                                                                         ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
--------------------------------------------------------------------------------

                                                                                           TOTALS - ALL DIVISIONS
                                                                         -----------------------------------------------------------
                                                                             1998                   1997                   1996
                                                                         ------------           ------------           ------------
Investment Income:
  Dividends (Note 2)                                                     $  5,222,752           $  3,380,612           $  2,675,734
Expenses:
  Risk Charges and Administrative Expenses (Note 3)                          (560,954)              (511,817)              (472,460)
                                                                         ------------           ------------           ------------
    Net Investment Income                                                   4,661,798              2,868,795              2,203,274
                                                                         ------------           ------------           ------------

Net Realized Gains                                                          3,537,524              4,138,897              3,464,550
Net Unrealized Gains (Losses)                                               1,334,711              1,751,432               (707,998)
                                                                         ------------           ------------           ------------
  Net Realized and Unrealized Gains                                         4,872,235              5,890,329              2,756,552
                                                                         ------------           ------------           ------------

Net Increase in Net Assets
  Resulting from Operations                                                 9,534,033              8,759,124              4,959,826
                                                                         ------------           ------------           ------------


Transfers of Net Premiums                                                       5,000                  3,000                  2,750
Transfers Due to Deaths                                                        (9,351)                  --                  (11,874)
Transfers Due to Terminations                                              (2,007,903)            (2,778,058)            (1,964,558)
Transfers Due to Policy Loans                                                (374,068)              (198,831)              (934,471)
Transfers of Cost of Insurance                                               (176,963)              (210,842)              (219,457)
Transfers of Loan Processing Charges                                         (114,379)              (108,207)               (95,919)
Transfers Among Investment Divisions                                             --                     --                     --
                                                                         ------------           ------------           ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                                    (2,677,664)            (3,292,938)            (3,223,529)
                                                                         ------------           ------------           ------------

Total Increase in Net Assets                                                6,856,369              5,466,186              1,736,297
Net Assets - Beginning of Year                                             53,481,797             48,015,611             46,279,314
                                                                         ------------           ------------           ------------
Net Assets - End of Year                                                 $ 60,338,166           $ 53,481,797           $ 48,015,611
                                                                         ============           ============           ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------


                                                                              Money             Equity-
                                                                              Market            Income             Growth
                                                             Total           Division          Division           Division
                                                        -------------     ------------     ---------------     -------------
Investment Income:
  Dividends (Note 2)                                    $   5,222,752     $    336,264     $     1,024,082     $   2,434,738
                                                        -------------     ------------     ---------------     -------------
Expenses:
  Risk Charges and Administrative Expenses (Note 3)          (560,954)         (62,806)           (159,884)         (195,771)
                                                        -------------     ------------     ---------------     -------------
    Net Investment Income                                   4,661,798          273,458             864,198         2,238,967
                                                        -------------     ------------     ---------------     -------------

Net Realized Gains (Losses)                                 3,537,524               --           1,718,876         2,058,211
Net Unrealized Gains (Losses)                               1,334,711               --          (1,104,275)        2,423,784
                                                        -------------     ------------     ---------------     -------------
  Net Realized and Unrealized Gains (Losses)                4,872,235               --             614,601         4,481,995
                                                        -------------     ------------     ---------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 9,534,033          273,458           1,478,799         6,720,962
                                                        -------------     ------------     ---------------     -------------


Transfers of Net Premiums                                       5,000               --                  --             2,000
Transfers Due to Deaths                                        (9,351)              --                  --                --
Transfers Due to Other Terminations                        (2,007,903)        (352,025)           (512,374)         (822,188)
Transfers Due to Policy Loans                                (374,068)          59,633            (263,572)           35,725
Transfers of Cost of Insurance                               (176,963)         (22,818)            (49,319)          (56,922)
Transfers of Loan Processing Charges                         (114,379)         (18,447)            (19,217)          (45,385)
Transfers Among Investment Divisions                               --          207,062          (1,420,151)        1,610,864
                                                        -------------     ------------     ---------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    (2,677,664)        (126,595)         (2,264,633)          724,094
                                                        -------------     ------------     ---------------     -------------

Total Increase (Decrease) in Net Assets                     6,856,369          146,863            (785,834)        7,445,056
Net Assets - Beginning of Year                             53,481,797        4,925,157          16,676,483        18,311,287
                                                        -------------     ------------     ---------------     -------------
Net Assets - End of Year                                $  60,338,166     $  5,072,020     $    15,890,649     $  25,756,343
                                                        =============     ============     ===============     =============

                                                                                                             Investment
                                                             Asset             High                             Grade
                                                            Manager           Income           Overseas          Bond
                                                           Division          Division          Division        Division
                                                         -----------      -------------     ------------     ------------
Investment Income:
  Dividends (Note 2)                                     $   525,511      $     450,266     $    385,058     $     66,833
                                                         -----------      -------------     ------------     ------------
Expenses:
  Risk Charges and Administrative Expenses (Note 3)          (40,962)           (35,704)         (52,249)         (13,578)
                                                         -----------      -------------     ------------     ------------
    Net Investment Income                                    484,549            414,562          332,809           53,255
                                                         -----------      -------------     ------------     ------------

Net Realized Gains (Losses)                                  (34,541)          (247,945)         (37,432)          80,355
Net Unrealized Gains (Losses)                                106,397           (345,920)         282,188          (27,463)
                                                         -----------      -------------     ------------     ------------
  Net Realized and Unrealized Gains (Losses)                  71,856           (593,865)         244,756           52,892
                                                         -----------      -------------     ------------     ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  556,405           (179,303)         577,565          106,147
                                                         -----------      -------------     ------------     ------------


Transfers of Net Premiums                                         --              3,000               --               --
Transfers Due to Deaths                                           --                 --           (9,351)              --
Transfers Due to Other Terminations                          (94,124)           (62,953)         (84,527)         (79,712)
Transfers Due to Policy Loans                                 25,683            (31,052)        (122,144)         (78,341)
Transfers of Cost of Insurance                               (15,456)           (12,137)         (15,556)          (4,755)
Transfers of Loan Processing Charges                         (11,713)            (4,506)         (14,201)            (910)
Transfers Among Investment Divisions                         425,341           (898,098)        (112,059)         187,041
                                                         -----------      -------------     ------------     ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      329,731         (1,005,746)        (357,838)          23,323
                                                         -----------      -------------     ------------     ------------

Total Increase (Decrease) in Net Assets                      886,136         (1,185,049)         219,727          129,470
Net Assets - Beginning of Year                             3,845,155          3,934,697        4,772,564        1,016,454
                                                         -----------      -------------     ------------     ------------
Net Assets - End of Year                                 $ 4,731,291      $   2,749,648     $  4,992,291     $  1,145,924
                                                         ===========      =============     ============     ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------


                                                                                Money             Equity-
                                                                               Market              Income             Growth
                                                             Total            Division            Division           Division
                                                          -------------      ------------       -------------      -------------
Investment Income:
  Dividends (Note 2)                                    $    3,380,612     $     317,007      $    1,261,041     $      616,516

Expenses:
  Risk Charges and Administrative Expenses (Note 3)           (511,817)          (58,837)           (143,221)          (170,160)
                                                        --------------     -------------      --------------     --------------
    Net Investment Income                                    2,868,795           258,170           1,117,820            446,356
                                                        --------------     -------------      --------------     --------------

Net Realized Gains                                           4,138,897                --           1,181,554          1,970,530
Net Unrealized Gains (Losses)                                1,751,432                --           1,012,708            891,938
                                                        --------------     -------------      --------------     --------------
  Net Realized and Unrealized Gains                          5,890,329                --           2,194,262          2,862,468
                                                        --------------     -------------      --------------     --------------

Net Increase in Net Assets
  Resulting from Operations                                  8,759,124           258,170           3,312,082          3,308,824
                                                        --------------     -------------      --------------     --------------


Transfers of Net Premiums                                        3,000                --               1,000              1,000
Transfers Due to Deaths                                             --                --                  --                 --
Transfers Due to Other Terminations                         (2,778,058)         (685,847)           (863,116)          (573,094)
Transfers Due to Policy Loans                                 (198,831)           69,371             (29,315)           (63,053)
Transfers of Cost of Insurance                                (210,842)          (25,645)            (59,439)           (67,353)
Transfers of Loan Processing Charges                          (108,207)          (20,654)            (24,293)           (31,872)
Transfers Among Investment Divisions                                --          (944,788)          1,811,395           (631,407)
                                                        --------------     -------------      --------------     --------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     (3,292,938)       (1,607,563)            836,232         (1,365,779)
                                                        --------------     -------------      --------------     --------------

Total Increase (Decrease) in Net Assets                      5,466,186        (1,349,393)          4,148,314          1,943,045
Net Assets - Beginning of Year                              48,015,611         6,274,550          12,528,169         16,368,242
                                                        --------------     -------------      --------------     --------------
Net Assets - End of Year                                $   53,481,797     $   4,925,157      $   16,676,483     $   18,311,287
                                                        --------------     -------------      --------------     --------------

                                                                                                            Investment
                                                            Asset             High                             Grade
                                                           Manager           Income          Overseas           Bond
                                                           Division         Division         Division         Division
                                                          -----------      -----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                    $    414,211     $    279,600     $    430,852     $     61,385

Expenses:
  Risk Charges and Administrative Expenses (Note 3)          (36,408)         (37,590)         (54,951)         (10,650)
                                                        ------------     ------------     ------------     ------------
    Net Investment Income                                    377,803          242,010          375,901           50,735
                                                        ------------     ------------     ------------     ------------

Net Realized Gains                                           183,532          243,278          528,488           31,515
Net Unrealized Gains (Losses)                                 78,103           87,699         (319,003)             (13)
                                                        ------------     ------------     ------------     ------------
  Net Realized and Unrealized Gains                          261,635          330,977          209,485           31,502
                                                        ------------     ------------     ------------     ------------

Net Increase in Net Assets
  Resulting from Operations                                  639,438          572,987          585,386           82,237
                                                        ------------     ------------     ------------     ------------


Transfers of Net Premiums                                         --            1,000               --               --
Transfers Due to Deaths                                           --               --               --               --
Transfers Due to Other Terminations                          (92,063)        (260,581)         (77,309)        (226,048)
Transfers Due to Policy Loans                               (111,738)          40,429          (96,571)          (7,954)
Transfers of Cost of Insurance                               (15,869)         (15,331)         (22,641)          (4,564)
Transfers of Loan Processing Charges                          (9,491)          (6,785)         (14,465)            (647)
Transfers Among Investment Divisions                          10,374           69,987         (411,654)          96,093
                                                        ------------     ------------     ------------     ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     (218,787)        (171,281)        (622,640)        (143,120)
                                                        ------------     ------------     ------------     ------------

Total Increase (Decrease) in Net Assets                      420,651          401,706          (37,254)         (60,883)
Net Assets - Beginning of Year                             3,424,504        3,532,991        4,809,818        1,077,337
                                                        ------------     ------------     ------------     ------------
Net Assets - End of Year                                $  3,845,155     $  3,934,697     $  4,772,564     $  1,016,454
                                                        ------------     ------------     ------------     ------------

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------


                                                                              Money            Equity-
                                                                              Market            Income            Growth
                                                             Total           Division          Division          Division
                                                        -------------     ------------     --------------     --------------
Investment Income:
  Dividends (Note 2)                                    $   2,675,734     $    330,714     $      565,198     $    1,069,454
Expenses:
  Risk Charges and Administrative Expenses (Note 3)          (472,460)         (62,714)          (125,490)          (161,744)
                                                        -------------     ------------     --------------     --------------
    Net Investment Income                                   2,203,274          268,000            439,708            907,710
                                                        -------------     ------------     --------------     --------------

Net Realized Gains                                          3,464,550               --          1,905,900            858,806
Net Unrealized Gains (Losses)                                (707,998)              --           (847,825)           108,153
                                                        -------------     ------------     --------------     --------------
  Net Realized and Unrealized Gains (Losses)                2,756,552               --          1,058,075            966,959
                                                        -------------     ------------     --------------     --------------

Net Increase in Net Assets
  Resulting from Operations                                 4,959,826          268,000          1,497,783          1,874,669
                                                        -------------     ------------     --------------     --------------


Transfers of Net Premiums                                       2,750            1,750              1,000                 --
Transfers Due to Deaths                                       (11,874)              --                 --                 --
Transfers Due to Other Terminations                        (1,964,558)        (543,798)          (413,390)          (693,513)
Transfers Due to Policy Loans                                (934,471)        (486,411)           (69,169)          (241,668)
Transfers of Cost of Insurance                               (219,457)         (30,268)           (58,335)           (74,111)
Transfers of Loan Processing Charges                          (95,919)         (27,628)           (14,488)           (28,302)
Transfers Among Investment Divisions                               --          978,418         (1,312,971)           305,340
                                                        -------------     ------------     --------------     --------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    (3,223,529)        (107,937)        (1,867,353)          (732,254)
                                                        -------------     ------------     --------------     --------------

Total Increase (Decrease) in Net Assets                     1,736,297          160,063           (369,570)         1,142,415
Net Assets - Beginning of Year                             46,279,314        6,114,487         12,897,739         15,225,827
                                                        -------------     ------------     --------------     --------------
Net Assets - End of Year                                $  48,015,611     $  6,274,550     $   12,528,169     $   16,368,242
                                                        =============     ============     ==============     ==============


                                                                                                          Investment
                                                          Asset             High                            Grade
                                                         Manager           Income          Overseas          Bond
                                                         Division         Division         Division        Division
                                                        ----------     ------------     ------------     ------------
Investment Income:
  Dividends (Note 2)                                       234,749     $    289,717     $    122,802     $     63,100
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        (30,806)         (31,119)         (50,779)          (9,808)
                                                        ----------     ------------     ------------     ------------
    Net Investment Income                                  203,943          258,598           72,023           53,292
                                                        ----------     ------------     ------------     ------------

Net Realized Gains                                         337,872           17,689          331,648           12,635
Net Unrealized Gains (Losses)                             (150,718)          99,323          138,181          (55,112)
                                                        ----------     ------------     ------------     ------------
  Net Realized and Unrealized Gains (Losses)               187,154          117,012          469,829          (42,477)
                                                        ----------     ------------     ------------     ------------

Net Increase in Net Assets
  Resulting from Operations                                391,097          375,610          541,852           10,815
                                                        ----------     ------------     ------------     ------------


Transfers of Net Premiums                                       --               --               --               --
Transfers Due to Deaths                                    (11,874)              --               --               --
Transfers Due to Other Terminations                        (72,587)        (137,054)         (78,678)         (25,538)
Transfers Due to Policy Loans                             (130,585)          (8,961)          14,771          (12,448)
Transfers of Cost of Insurance                             (14,208)         (13,795)         (24,007)          (4,733)
Transfers of Loan Processing Charges                        (6,206)          (5,051)         (13,534)            (710)
Transfers Among Investment Divisions                      (452,631)         231,698          394,900         (144,754)
                                                        ----------     ------------     ------------     ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                   (688,091)          66,837          293,452         (188,183)
                                                        ----------     ------------     ------------     ------------

Total Increase (Decrease) in Net Assets                   (296,994)         442,447          835,304         (177,368)
Net Assets - Beginning of Year                           3,721,498        3,090,544        3,974,514        1,254,705
                                                        ----------     ------------     ------------     ------------
Net Assets - End of Year                                 3,424,504     $  3,532,991     $  4,809,818     $  1,077,337
                                                        ==========     ============     ============     ============



The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1-ORGANIZATION

Variable Account C of Monarch Life Insurance Company (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account, a unit investment trust registered under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of seven investment divisions. Five of the divisions invest solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund, and the remaining two divisions invest solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds). Both are no-load, open-end, diversified, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The portion of the Account's assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), and
Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with generally accepted accounting principles.

         INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividends and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3-EXPENSES

Monarch Life assumes mortality and expense risks, minimum death benefit guarantee risks and annual administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. The charge is equal to a rate of 1% (on an annual basis) of the policyholders' investment base.

During each of the first ten policy years, Monarch Life deducts a charge for the first year administrative expenses and state premium taxes. It is deducted each quarter and is equal to 0.0815% of the policyholder's investment base as of the previous quarter. This charge is designed to be approximately .35% annually of the policyholder's investment base. These charges are included in transfers of cost of insurance in the Statement of Operations and Changes in Net Assets.

NOTE 4-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

NOTE 5-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account during the year ended December 31, 1998, are shown below:

                                                                      PURCHASES                  SALES
                                                                     -----------               -----------
Money Market Portfolio                                               $33,659,900               $33,545,285
Equity-Income Portfolio                                               10,591,487                12,180,729
Growth Portfolio                                                      29,746,105                26,534,230
Asset Manager Portfolio                                                6,450,333                 5,636,053
High Income Portfolio                                                  3,418,902                 4,012,545
Overseas Portfolio                                                     6,360,658                 6,383,718
Investment Grade Bond Portfolio                                        3,702,228                 3,656,781
                                                                     -----------               -----------

                 Totals                                              $93,929,613               $91,949,341
                                                                     ===========               ===========

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 6-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.